Above-market acquired time charter contracts (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Impairment loss, gain/(loss) from sale of vessel and other	$ 5,109	$ (300)
Jacaranda vessel
Time charter contracts expiration date	Jul. 03, 2017
Emblem vessel
Time charter contracts expiration date	Jun. 21, 2017
Nautilus
Amortization method of time-chartered contracts	straight-line
Amortization of fair value of acquired time charters		1,200
Impairment loss, gain/(loss) from sale of vessel and other		$ (300)
Nautilus | Offshore Support Vessels
Number of vessels	6